Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock Series A Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock	Common Stock	Subscription Receivable	Additional Paid-in Capital – Net of Offering Costs	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning Balance at Dec. 31, 2022			$ 420	$ 14,794	$ (4,276)	$ 4,730,140	$ (6,686,835)	$ (15,179)	$ (1,960,936)
Beginning Balance (in Shares) at Dec. 31, 2022			82,096	5,744,929
Stock-Based Compensation						556,222			556,222
Stock-Based Compensation – Restricted Stock Agreements						556,222			556,222
Offering Costs						(2,000)			(2,000)
Net Income (Loss)							(4,672,348)		(4,672,348)
Ending Balance at Dec. 31, 2023			$ 420	$ 14,794	(4,276)	5,284,362	(11,359,183)	(15,179)	(6,079,062)
Ending Balance (in Shares) at Dec. 31, 2023			82,096	5,744,929
Stock-Based Compensation						46,016			46,016
Stock-Based Compensation – Restricted Stock Agreements						46,016			46,016
Net Income (Loss)							(1,034,161)		(1,034,161)
Ending Balance at Mar. 31, 2024			$ 420	$ 14,794	(4,276)	5,330,378	(12,393,344)	(15,179)	(7,067,207)
Ending Balance (in Shares) at Mar. 31, 2024			82,096	5,744,929
Beginning Balance at Dec. 31, 2023			$ 420	$ 14,794	(4,276)	5,284,362	(11,359,183)	(15,179)	(6,079,062)
Beginning Balance (in Shares) at Dec. 31, 2023			82,096	5,744,929
Net Income (Loss)									(3,001,182)
Ending Balance at Sep. 30, 2024			$ 420	$ 14,429	(3,700)	6,147,562	(14,360,365)	(15,179)	(8,216,833)
Ending Balance (in Shares) at Sep. 30, 2024			82,096	5,783,386
Beginning Balance at Dec. 31, 2023			$ 420	$ 14,794	(4,276)	5,284,362	(11,359,183)	(15,179)	(6,079,062)
Beginning Balance (in Shares) at Dec. 31, 2023			82,096	5,744,929
Issuance of Shares Payable				$ 33		351,372			351,405
Issuance of Shares Payable (in Shares)				135,856
Sale of Common Stock				$ 7		99,993			100,000
Sale of Common Stock (in Shares)				29,093
Retirement of Shares				$ (425)	576	(151)
Retirement of Shares (in Shares)				(208,010)
Issuance of common stock for services				$ 125					125
Issuance of common stock for services (in Shares)				1,250,000
Interest Payment in Shares				$ 20		279,980			280,000
Interest Payment in Shares (in Shares)				81,462
Stock-Based Compensation						179,766			179,766
Stock-Based Compensation – Restricted Stock Agreements						179,766			179,766
Issuance of Common Stock									(351,405)
Net Income (Loss)							(3,288,519)		(3,288,519)
Ending Balance at Dec. 31, 2024			$ 420	$ 14,554	(3,700)	6,195,322	(14,647,702)	(15,179)	(8,456,285)
Ending Balance (in Shares) at Dec. 31, 2024			82,096	7,033,330
Beginning Balance at Mar. 31, 2024			$ 420	$ 14,794	(4,276)	5,330,378	(12,393,344)	(15,179)	(7,067,207)
Beginning Balance (in Shares) at Mar. 31, 2024			82,096	5,744,929
Issuance of Shares Payable				$ 40		451,365			451,405
Issuance of Shares Payable (in Shares)				165,005
Retirement of Shares				$ (425)	576	(151)
Retirement of Shares (in Shares)				(208,010)
Stock-Based Compensation						46,016			46,016
Stock-Based Compensation – Restricted Stock Agreements						46,016			46,016
Offering Costs						(5,000)			(5,000)
Net Income (Loss)							(956,963)		(956,963)
Ending Balance at Jun. 30, 2024			$ 420	$ 14,409	(3,700)	5,822,608	(13,350,307)	(15,179)	(7,531,749)
Ending Balance (in Shares) at Jun. 30, 2024			82,096	5,701,924
Interest Payment in Shares				$ 20		279,980			280,000
Interest Payment in Shares (in Shares)				81,462
Stock-Based Compensation						44,974			44,974
Stock-Based Compensation – Restricted Stock Agreements						44,974			44,974
Net Income (Loss)							(1,010,058)		(1,010,058)
Ending Balance at Sep. 30, 2024			$ 420	$ 14,429	(3,700)	6,147,562	(14,360,365)	(15,179)	(8,216,833)
Ending Balance (in Shares) at Sep. 30, 2024			82,096	5,783,386
Beginning Balance at Dec. 31, 2024			$ 420	$ 14,554	(3,700)	6,195,322	(14,647,702)	(15,179)	(8,456,285)
Beginning Balance (in Shares) at Dec. 31, 2024			82,096	7,033,330
Issuance of common stock for services						164,647			164,647
Stock-Based Compensation						42,500			42,500
Stock-Based Compensation – Restricted Stock Agreements						42,500			42,500
Issuance of Common Stock
Issuance of Common Stock (in Shares)				56
Offering Costs						(1,427,079)			(1,427,079)
Conversion of Preferred Stock to Common Stock			$ (420)	$ 420
Conversion of Preferred Stock to Common Stock (in Shares)			(82,096)	82,096
Conversion of Convertible Debt and Accrued Interest				$ 191		6,611,214			6,611,405
Conversion of Convertible Debt and Accrued Interest (in Shares)				1,912,176
Issuance of Common Stock in Connection with IPO and Over-allotment, Net of $1,176,800 of Offering Costs				$ 169		5,608,031			5,608,200
Issuance of Common Stock in Connection with IPO and Over-allotment, Net of $1,176,800 of Offering Costs (in Shares)				1,696,250
Underwriter Warrants						130,980			130,980
Net Income (Loss)							(1,067,673)		(1,067,673)
Ending Balance at Mar. 31, 2025				$ 15,334	(3,700)	17,325,615	(15,715,375)	(15,179)	1,606,695
Ending Balance (in Shares) at Mar. 31, 2025				10,723,908
Beginning Balance at Dec. 31, 2024			$ 420	$ 14,554	(3,700)	6,195,322	(14,647,702)	(15,179)	(8,456,285)
Beginning Balance (in Shares) at Dec. 31, 2024			82,096	7,033,330
Net Income (Loss)									(232,254)
Ending Balance at Sep. 30, 2025		$ 1		$ 1,097		31,495,785	(14,879,956)	(15,179)	16,601,748
Ending Balance (in Shares) at Sep. 30, 2025		15,000		10,972,588
Beginning Balance at Mar. 31, 2025				$ 15,334	(3,700)	17,325,615	(15,715,375)	(15,179)	1,606,695
Beginning Balance (in Shares) at Mar. 31, 2025				10,723,908
Issuance of common stock for services				$ 5		506,814			506,819
Issuance of common stock for services (in Shares)				50,000
Stock-Based Compensation						313,071			313,071
Issuance of Shares Payable – Subscription				$ 1		24,999			25,000
Issuance of Shares Payable – Subscription (in Shares)				6,250
Stock-Based Compensation – Restricted Stock Agreements						313,071			313,071
Issuance of Shares Payable – Subscription				$ 1		24,999			25,000
Issuance of Shares Payable – Subscription (in Shares)				6,250
Conversion of Convertible Debt and Accrued Interest				$ 4		154,363			154,367
Conversion of Convertible Debt and Accrued Interest (in Shares)				42,430
Net Income (Loss)							(1,705,217)		(1,705,217)
Ending Balance at Jun. 30, 2025				$ 15,344	(3,700)	18,324,862	(17,420,592)	(15,179)	900,735
Ending Balance (in Shares) at Jun. 30, 2025				10,822,588
Stock-Based Compensation						344,569			344,569
Common Stock Granted but not yet Issued for Services in Connection with the PIPE Offering						(220,200)			(220,200)
Issuance of Common Stock for Services in Connection with the PIPE Offering				$ 15		(15)
Issuance of Common Stock for Services in Connection with the PIPE Offering (in Shares)				150,000
Settlement of Subscription Receivable					3,700	(2,987)			713
Adjustment of Par Value of Common Stock				(14,262)		14,262
Stock-Based Compensation – Restricted Stock Agreements						344,569			344,569
Common Stock Granted but not yet Issued for Services in Connection with the PIPE Offering						(220,200)			(220,200)
Issuance of Common Stock for Services in Connection with the PIPE Offering				$ 15		(15)
Issuance of Common Stock for Services in Connection with the PIPE Offering (in Shares)				150,000
Settlement of Subscription Receivable					3,700	(2,987)			713
Adjustment of Par Value of Common Stock				(14,262)		14,262
Issuance of Common Stock in Connection with IPO and Over-allotment, Net of $1,176,800 of Offering Costs		$ 1				13,035,294			13,035,295
Issuance of Common Stock in Connection with IPO and Over-allotment, Net of $1,176,800 of Offering Costs (in Shares)		15,000
Net Income (Loss)							2,540,636		2,540,636
Ending Balance at Sep. 30, 2025		$ 1		$ 1,097		$ 31,495,785	$ (14,879,956)	$ (15,179)	$ 16,601,748
Ending Balance (in Shares) at Sep. 30, 2025		15,000		10,972,588